Financial instruments and risk management - Currency risk - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 21,854	$ 21,017	$ 19,582
Net investment hedges(1)
Disclosure of detailed information about financial instruments [line items]
Maximum total net investment value at risk to total net asset percentage	20.00%
Value at risk, loss defining period (in years)	1 year
Percentage of probability confidence level	95.00%
Borrowings	$ 9,561	8,109
Net derivative financial liabilities (assets)	$ 2,255	$ 3,198
Transaction exposure hedging risk | US dollar
Disclosure of detailed information about financial instruments [line items]
Maximum hedging period (in months)	36 months
Target hedge ratio	75.00%
Transaction exposure hedging risk | Other Currencies
Disclosure of detailed information about financial instruments [line items]
Maximum hedging period (in months)	18 months